Note 8 - Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.	Stockholders ' Equity

Public offering of common stock and warrants

On
September 1, 2020,
the Company closed an underwritten public offering of
2,545,454
shares of its common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock. The warrants are exercisable for a period of five
years from the date of issuance at an initial exercise price of
$4.54.
The gross proceeds from the offering was approximately
$10.5
million. Approximately
$81,000
of the gross proceeds was received from directors and officers of the Company. The net proceeds, after deducting the underwriters discount and other offering costs was approximately
$9.3
million. The securities were offered pursuant to an effective registration statement on Form S-
1.
In connection with this offering, the Company's common stock was approved for listing and began trading on the Nasdaq Capital Market on
August 28, 2020.
See also Note
3,
titled “Liquidity and Business Plan.”

Underwriter warrant to purchase common stock

On
September 1, 2020,
the Company issued to the underwriter in the public offering a five
-year warrant to purchase
127,273
shares of common stock at an exercise price of
$4.537.
The fair market value of the warrant, totaling approximately
$353,000,
has been charged against the net proceeds of the sale of the common stock on that date.

Exercise of Warrants to purchase common stock

During the quarter ended
December 31, 2020,
the Company issued
15,000
shares of common stock as the result of the exercise of outstanding warrants. The warrants were exercised at
$4.54
per share and the shares of common stock were issued pursuant to an effective registration on Form S-
1.

On
September 1, 2020,
the Company issued
35,665
shares of common stock as a result of the exercise of outstanding warrants that were set to expire as a result of the public offering described above. All of the warrants were exercised at
$1.875
per share. Of the shares issued,
27,500
were issued for approximately
$52,000
cash. One warrant to purchase
15,000
shares of common stock was exercised on a net, cashless basis, resulting in the issuance of the remaining
8,165
shares.

Private placements of common stock and warrants

On closings occurring in
May
and
June 2020,
the Company issued an aggregate of
437,000
shares of common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock pursuant to securities purchase agreements. Gross proceeds from the sale was approximately
$1.7
million of which approximately
$50,000
was received from directors and officers of the Company. The warrants are exercisable for a period of five
years from the date of issuance at an initial exercise price of
$6.00.
See Note
3,
titled “Liquidity and Business Plan.

Warrants to purchase common stock issued for future services

On
February 21, 2020,
the Company issued to a service provider a
five
-year warrant to purchase
75,000
shares of common stock at an exercise price of
$6.49
per share. The fair market value of the warrants issued of approximately
$228,000
was capitalized. Approximately
one
half, or
$114,000,
was charged against the proceeds received in the public offering of
September 1, 2020
and the balance will be charged against future proceeds.

2019
Private placement

On closings occurring in
2019,
we issued an aggregate of
909,209
shares of our common stock and warrants to purchase an aggregate of up to the same number of additional shares of common stock pursuant to closings under securities purchase agreements. Total proceeds from the sales of common stock and warrants was approximately
$3.2
million, of which
$240,000
was received from directors and officers of the Company or its subsidiary. The warrants issued under the securities purchase agreements are exercisable for a period of five
years from the dates of issuance at an exercise price of
$4.00
per share. See Note
3,
titled “Liquidity and Management's Plans”.

Shares reserved

Shares of common stock reserved for future issuance were as follows as of
December 31, 2020:

Stock options outstanding	2,137,499
Restricted stock units outstanding	11,500
Shares available for grant under equity incentive plan	883,001
Common shares issuable under outstanding common stock purchase warrants	6,556,468
9,588,468